Prudential Investment Portfolios 2

655 Broad Street

17th Floor

Newark, New Jersey 07102

October 3, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Prudential Investment Portfolios 2
Registration numbers 333-215689 and 811-09999

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on September 28, 2022.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422.

Very truly yours,

/s/ Patrick McGuinness

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Patrick McGuinness

Director & Corporate Counsel